The company - General Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) subsidiary	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	[3]
Statement Table [Table]
Net income (loss) for the period	€ 63,984	€ 20,759	[1]	€ (3,049)
Total equity	€ 155,976	€ 217,416	[2]	€ 167,240	€ 99,444
Number of subsidiaries | subsidiary	1

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d et 2.e for more details on transition measures.